Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2021
Subordinated loans [abstract]
Schedule of subordinated loans by group companies	Subordinated loans by group companies in EUR million 30 June 2021 31 December 2020 ING Groep N.V. 13,795 13,150 ING Group companies 996 2,654 14,791 15,805
Schedule of changes in subordinated loans
Changes in subordinated loans

in EUR million
30
June
2021
31
December
2020
Opening balance as at 1 January 15,805 16,588
New issuances 491 2,165
Repayments -1,455 -2,786
Exchange rate differences and other -49 -163
Closing balance 14,791 15,805